Intangible Assets (Detail 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Estimated aggregate future amortization expense [Abstract]
2015	$ 301
2016	297
2017	297
2018	206
2019	87
Thereafter	73
Total intangible assets	$ 1,261	$ 1,567